Note 5 - Property, Plant and Improvements, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation, Total	$ 4,596	$ 4,596	$ 18,384	$ 14,230